Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 19 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements”. Such restricted net assets amounted to approximately $64.6 million, or 35.0% of the Group’s total consolidated net assets, as of December 31, 2021. Based upon this percentage, the Group is required to disclose the financial information for the parent company.

No dividends have been paid to the Group for the periods presented. For the purpose of presenting parent only financial information, the group records it investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate consolidated balance sheets as “Investment in Subsidiaries, VIEs and VIEs’ subsidiaries” and the income of the subsidiaries, VIEs and VIEs’ subsidiaries as “Share of Profit (Loss) in Subsidiaries, VIEs and VIEs’ subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Group did not have any significant or other commitments, long-term obligations or guarantees as of December 31, 2021 and 2020.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a)	Condensed parent company balance sheets:

	December 31, 2021	December 31, 2020
Assets:
Cash and cash equivalents	$68,296,949	$2,426
Due from intercompany and others	7,582,199	14,951,086
TOTAL CURRENT ASSETS	75,879,148	14,953,512
Other non-current asset	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	115,680,581	80,260,786
TOTAL ASSETS	$191,559,729	$95,214,298
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$10,933,373	$18,371,779
TOTAL CURRENT LIABILITIES	10,933,373	18,371,779
Commitments and contingencies
Shareholders’ equity
Class A common stock, $0.001 par value, 40,000,000 shares authorized, 20,555,129 and 17,710,471 shares issued and outstanding as of December 31, 2020 and 2019, respectively.	39,813	20,555
Class B common stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019	-	-
Additional paid-in capital	130,318,637	59,472,255
Unearned compensation	(125,630)	(624,455)
Retained earnings	37,819,226	9,629,712
Statutory reserve	6,942,111	4,751,264
Accumulated other comprehensive income	5,632,199	3,593,188
Total shareholders’ equity	180,626,356	76,842,519
Total liabilities and shareholders’ equity	$191,559,729	$95,214,298

b)	Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2021	2020		2019

Selling and marketing	$-	$		$(15,005)
Administrative	(3,071,681)		(1,098,668)	(408,656)
Other income (expense)	-			(820)
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	33,452,042		(11,993,122)	3,164,471
Net income (loss)	30,380,361		(13,091,790)	2,739,990
Other comprehensive income
Foreign currency translation adjustment	2,039,011		5,507,420	(561,091)
Comprehensive income (loss)	32,419,372		(7,584,370)	2,178,899
Comprehensive loss attributable to non-controlling interests	(2,051)		(2,172)	-
Comprehensive (loss) income attributable to shareholders	$32,421,423		$(7,582,198)	$2,178,899

c)	Condensed statement of cash flows

	For the year ended December 31,
	2021	2020	2019

Cash flows from operating activities:
Net income (loss)	$30,380,361	$(13,091,790)	$2,739,990
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(33,449,939)	11,991,588	(3,164,471)
Shares-based compensation	570,000	1,097,415	-
Due from intercompany and others	(364)	-	(38,561)
Accrued expenses and other current liabilities	-	-	467,648
Net cash (used in) provided by operating activities	(2,499,942)	(2,787)	4,606

Cash flows from financing activities:
Proceeds from issuance of shares and warrants	70,794,465	-	-
Net cash provided by financing activities	70,794,465	-	-
Net increase (decrease) in cash and cash equivalents	68,294,523	(2,787)	4,606
Cash and cash equivalents at beginning of the year	2,426	5,213	607
Cash and cash equivalents at end of the year	$68,296,949	$2,426	$5,213

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

Basis of presentation

Condensed financial information is used for the presentation of the Group, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company uses the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.